Schedule of other non-current assets (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Value Added Tax (VAT)	€ 400,000
Research and development tax credit	400,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Value Added Tax (VAT)	120,853	€ 290,150
Research and development tax credit	390,000
Other non-current assets - related party	7,981	14,594
Total other non-current asssets	522,184	308,094
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets - related party	€ 3,350	€ 3,350